Profit before tax - Additional Information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings [Line Items]
Cost related to educational trips and overseas study consulting services				¥ 14,263
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		¥ 0	¥ 0	¥ 5,349
Chuzhou School [Member]
Earnings [Line Items]
Percentage of voting equity interest transferred				100.00%
Consideration paid (received)				¥ 1,793
Disposal group assets carrying value				1,412
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation				¥ 381
Hailiang Kindergarten [Member]
Earnings [Line Items]
Consideration paid (received)	¥ 20,049
Disposal group assets carrying value	16,764
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	¥ 3,285
Tianma kindergarten [Member]
Earnings [Line Items]
Percentage of voting equity interest transferred	100.00%
Consideration paid (received)	¥ 1,666
Disposal group liabilities carrying value	17
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	¥ 1,683